INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ (1,628)	$ (792)
Prepaid Expenses And Other Current Assets [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	966	554
Other Current Liabilities [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	(46)	(75)
Other Assets Deferred Taxes And Deferred Charges [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	62	77
Deferred income taxes [Member]
Deferred Taxes By Report [Line Items]
Deferred tax assets (liabilities) - net	$ (2,610)	$ (1,348)